North Square Preferred and Income Securities Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Principal Amount			Value
		CORPORATE BONDS - 97.5%
		CONSUMER DISCRETIONARY - 4.2%
		Automobiles - 4.2%
		General Motors Financial Co Inc.
2,000,000		5.750% (3 Month LIBOR USD + 3.598%), 03/30/2166 [1]	$1,827,800
		TOTAL CONSUMER DISCRETIONARY	1,827,800

		ENERGY - 13.5%
		Oil, Gas & Consumable Fuels - 13.5%
		Enbridge, Inc.
2,000,000		7.375% (5 Year CMT Rate + 3.708%), 01/15/2083 [1,2]	1,984,000
		Energy Transfer LP
1,500,000		8.892% (3 Month LIBOR USD + 4.028%), 08/15/2023 [1]	1,423,125
700,000		7.125% (5 Year CMT Rate + 5.306%), 11/15/2165 [1]	624,050
		Plains All American Pipeline LP
2,000,000		8.974% (3 Month LIBOR USD + 4.110%), 12/31/2199 [1]	1,859,900
		TOTAL ENERGY	5,891,075

		FINANCIALS - 75.2%
		Banks - 43.3%
		Bank of America Corp.
1,500,000		4.300% (3 Month LIBOR USD + 2.664%), 07/28/2171 [1]	1,362,362
		Barclays Plc
1,000,000		8.000% (5 Year CMT Rate + 5.431%), 12/15/2171 [1,2]	982,700
		BNP Paribas SA
2,000,000		4.625% (5 Year CMT Rate + 3.340%), 08/25/2171 [1,2]	1,570,112
		Citigroup Inc.
2,000,000		5.000% (SOFR + 3.813%), 03/12/2172 [1]	1,905,000
		Fifth Third Bancorp
1,500,000		5.100% (3 Month LIBOR USD + 3.033%), 12/31/2049 [1]	1,465,514
		Huntington Bancshares Inc/OH
2,500,000		5.700% (3 Month LIBOR USD + 2.880%), 07/15/2171 [1]	2,493,750
		JPMorgan Chase & Co.
1,600,000		4.600% (3 Month SOFR + 3.125%), 05/01/2169 [1]	1,488,240
		KeyCorp
1,500,000		5.000% (3 Month LIBOR USD + 3.606%), 12/15/2165 [1]	1,419,441
		M&T Bank Corp.
742,000		3.500% (5 Year CMT Rate + 2.679%), 03/01/2027 [1]	589,916
		Societe Generale SA
2,000,000		5.375% (5 Year CMT Rate + 4.514%), 05/18/2171 [1,2]	1,653,400
		US Bancorp
2,000,000		5.300% (3 Month LIBOR USD + 2.914%), 04/15/2171 [1]	1,809,072
		Wells Fargo & Co.
2,200,000		5.900% (3 Month LIBOR USD + 3.110%), 12/29/2049 [1]	2,158,046
			18,897,553
		Capital Markets - 16.7%
		The Charles Schwab Corporation
500,000		5.000% (3 Month LIBOR USD + 2.575%), 06/01/2171 [1]	446,683
		The Goldman Sachs Group, Inc.
1,700,000		4.125% (5 Year CMT Rate + 2.949%), 11/10/2170 [1]	1,462,000
		Morgan Stanley
2,000,000		5.300% (3 Month LIBOR USD + 3.160%), 03/15/2172 [1]	1,981,959
		State Street Corporation
1,900,000		5.625% (3 Month LIBOR USD + 2.539%), 12/15/2171 [1]	1,843,000
		UBS Group AG
2,000,000		4.375% (5 Year CMT Rate + 3.313%), 08/10/2171 [1,2]	1,575,974
			7,309,616
		Consumer Finance - 6.2%
		Ally Financial Inc.
1,350,000		4.700% (7 Year CMT Rate + 3.481%), 11/15/2169 [1]	996,687
		Discover Financial Services
2,000,000		5.500% (3 Month LIBOR USD + 3.076%), 04/30/2028 [1]	1,712,640
			2,709,327
		Financial Services - 4.5%
		Corebridge Financial, Inc.
2,000,000		6.875% (5 Year CMT Rate + 3.846%), 12/15/2052 [1,3]	1,980,375
		Insurance - 4.5%
		The Allstate Corporation
2,000,000		5.750% (3 Month LIBOR USD + 2.938%), 08/15/2053 [1]	1,962,424
		TOTAL FINANCIALS	32,859,295

		INDUSTRIALS - 4.6%
		Industrial Conglomerates - 4.6%
		General Electric Company
2,000,000		8.099% (3 Month LIBOR USD + 3.330%), 06/15/2171 [1]	2,004,861
		TOTAL INDUSTRIALS	2,004,861

		TOTAL CORPORATE BONDS
		(Cost $41,333,013)	42,583,031
Number of Shares
		SHORT-TERM INVESTMENT - 2.4%
1,054,375		First American Treasury Obligations Fund - Class X, 4.48% [4]	1,054,375
		TOTAL SHORT-TERM INVESTMENT
		(Cost $1,054,375)	1,054,375

		TOTAL INVESTMENTS - 99.9%
		(Cost $42,387,388)	43,637,406
		Other Assets in Excess of Liabilities - 0.1%	25,951
		TOTAL NET ASSETS - 100.0%	$43,663,357

		CMT - Constant Maturity Rate
		LIBOR - London Inter-bank Offered Rate
		PLC - Public Limited Company
		SOFR - Secured Overnight Financing Rate

	*	Non-Income producing security.
	[1]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2023.
	[2]	Foreign security denominated in U.S. Dollars.
	[3]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At February 28, 2023, the value of these securities total $1,980,375 which represents 4.53% of total net assets.

	[4]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

SUMMARY OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financials	75.2%
Energy	13.5%
Industrials	4.6%
Consumer Discretionary	4.2%
Total Corporate Bonds	97.5%
Short-Term Investment	2.4%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

North Square Preferred and Income Securities Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:

		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$42,583,031	$-	$42,583,031
	Short-Term Investment	1,054,375	-	-	1,054,375
	Total Investments	$1,054,375	$42,583,031	$-	$43,637,406

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.